Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 03, 2019
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	May 03, 2019
Document Effective Date	May 03, 2019
Prospectus Date	May 01, 2019
Victory RS Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	RSMOX
Victory RS Mid Cap Growth Fund | Class C
Prospectus:
Trading Symbol	RMOCX
Victory RS Mid Cap Growth Fund | Class R
Prospectus:
Trading Symbol	RSMKX
Victory RS Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	RMOYX
Victory RS Mid Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	RMORX